Share capital and reserves - Ordinary Shares (Details) - Ordinary shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)	173.6	172.2
Shares issued in the year	0.2	5.0
Shares repurchased in the year	1.2	3.6
Number of shares outstanding, ending balance (in shares)	172.6	173.6